INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORY

NOTE 3 – INVENTORY

Inventory consisted of the following

	June 30, 2021	December 31, 2020
CBD Energy Water	$127,461	$159,813
Hemp Energy Drink	290,886	343,119
Storm CBD Water	27,292	28,692
Ooh La Lemin Drink	74,976	—
Merchandise and Apparel	11,465	11,948
Unfilled Cans, Trays and Sleeves	82,634	38,705
Miscellaneous Beverages	61,328	33,225
Raw Materials	18,853	—
Other Inventory	50,067	43,362
Point of Sale Inventory	7,989	1,640
Total Inventory	$752,951	$660,504

NOTE 2 – INVENTORY

Inventory consisted of the following:

	December 31, 2020	December 31, 2019
CBD Energy Water	$159,813	$107,719
Hemp Energy Drink	343,119	393,021
Storm CBD Water	28,692	41,760
Merchandise and Apparel	11,948	26,304
Unfilled Cans	38,705	86,459
Miscellaneous Beverages	33,225	—
Other Inventory	43,362	31,659
Point of Sale Inventory	1,640	—
Total Inventory	$660,504	$686,922